2. Investment Securities	12 Months Ended
Dec. 31, 2018
Investment Securities
Note 2. Investment Securities

Debt securities AFS and HTM consist of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2018
U.S. GSE debt securities	$14,010,100	$394	$259,391	$13,751,103
Agency MBS	16,020,892	2,701	449,068	15,574,525
ABS and OAS	1,988,565	3,806	6,242	1,986,129
Other investments	8,167,000	8,472	120,398	8,055,074
	$40,186,557	$15,373	$835,099	$39,366,831

December 31, 2017
U.S. GSE debt securities	$17,308,229	$0	$149,487	$17,158,742
Agency MBS	16,782,380	11,144	180,187	16,613,337
Other investments	4,707,000	165	28,591	4,678,574
	$38,797,609	$11,309	$358,265	$38,450,653

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2018
States and political subdivisions	$47,067,023	$332,415	$171,438	$47,228,000

December 31, 2017
States and political subdivisions	$48,824,965	$0	$28,965	$48,796,000

*Method used to determine fair value rounds values to nearest thousand.

The entire balance under “Securities HTM - States and political subdivisions" consists of securities of local municipalities which are attributable to municipal financing transactions directly with the Company. The reported fair value of these securities is an estimate based on an analysis that takes into account future maturities and scheduled future repricing. The Company anticipates no losses on these securities and expects to hold them until their maturity.

Investments pledged as collateral for larger dollar repurchase agreement accounts and for other purposes as required or permitted by law consisted of U.S. GSE debt securities, Agency MBS, ABS and OAS, and CDs. These repurchase agreements mature daily. These investments as of the balance sheet dates were as follows:

	Amortized	Fair
	Cost	Value

December 31, 2018	$40,186,557	$39,366,831
December 31, 2017	38,797,609	38,450,653

Proceeds from sales of debt securities AFS were $5,715,525 in 2018 and $9,015,961 in 2017 with gains of $0 and $8,387, respectively, and losses of $32,718 and $5,003, respectively.

The carrying amount and estimated fair value of securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because issuers may call or prepay obligations with or without call or prepayment penalties, pursuant to contractual terms. Because the actual maturities of Agency MBS usually differ from their contractual maturities due to the right of borrowers to prepay the underlying mortgage loans, usually without penalty, those securities are not presented in the table by contractual maturity date.

The scheduled maturities of debt securities AFS at December 31, 2018 were as follows:

	Amortized	Fair
	Cost	Value

Due from one to five years	$12,714,642	$12,519,008
Due from five to ten years	11,451,023	11,273,298
Mortgage-backed securities	16,020,892	15,574,525
	$40,186,557	$39,366,831

The scheduled maturities of debt securities HTM at December 31, 2018 were as follows:

	Amortized	Fair
	Cost	Value*

Due in one year or less	$23,052,312	$23,052,000
Due from one to five years	5,907,713	5,948,000
Due from five to ten years	6,481,941	6,522,000
Due after ten years	11,625,057	11,706,000
	$47,067,023	$47,228,000

*Method used to determine fair value rounds values to nearest thousand.

Debt securities with unrealized losses as of the balance sheet dates are presented in the tables below.

	Less than 12 months		12 months or more			Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2018
U.S. GSE debt securities	$1,465,947	$6,752	$11,284,761	$252,639	11	$12,750,708	$259,391
Agency MBS	2,317,838	22,029	12,223,386	427,039	24	14,541,224	449,068
ABS and OAS	976,226	6,242	0	0	1	976,226	6,242
Other investments	1,956,914	20,086	4,113,688	100,312	25	6,070,602	120,398
State and political subdivisions	5,417,189	17,957	15,582,323	153,481	78	20,999,512	171,438
	$12,134,114	$73,066	$43,204,158	$933,471	139	$55,338,272	$1,006,537

December 31, 2017
U.S. GSE debt securities	$13,223,739	$84,490	$3,935,003	$64,997	15	$17,158,742	$149,487
Agency MBS	9,251,323	105,063	4,542,446	75,124	21	13,793,769	180,187
Other investments	3,692,571	25,429	244,838	3,162	16	3,937,409	28,591
State and political subdivisions	22,530,141	28,965	0	0	79	22,530,141	28,965
	$48,697,774	$243,947	$8,722,287	$143,283	131	$57,420,061	$387,230

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions, or adverse developments relating to the issuer, warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer's financial condition.

As the Company has the ability to hold its debt securities until maturity, or for the foreseeable future if classified as AFS, and it is more likely than not that the Company will not have to sell such securities before recovery of their cost basis, no declines in such securities were deemed to be other-than-temporary as of the balance sheet dates presented.

The Bank is a member of the FHLBB. The FHLBB is a cooperatively owned wholesale bank for housing and finance in the six New England States. Its mission is to support the residential mortgage and community-development lending activities of its members, which include over 450 financial institutions across New England. The Company obtains much of its wholesale funding from the FHLBB. As a requirement of membership in the FHLBB, the Bank must own a minimum required amount of FHLBB stock, calculated periodically based primarily on the Bank’s level of borrowings from the FHLBB. As a result of the Bank’s level of borrowings during 2018 and 2017, the Bank was required to purchase additional FHLBB stock in aggregate totaling $1,103,300 and $3,600, respectively. As a member of the FHLBB, the Company is also subject to future capital calls by the FHLBB in order to maintain compliance with its capital plan. During 2018 and 2017, FHLBB exercised capital call options with redemptions totaling $1,147,500 and $1,055,800, respectively, on the Company’s portfolio of FHLBB stock. As of December 31, 2018 and 2017, the Company’s investment in FHLBB stock was $1,071,300 and $1,115,500, respectively.

The Company periodically evaluates its investment in FHLBB stock for impairment based on, among other factors, the capital adequacy of the FHLBB and its overall financial condition. No impairment losses have been recorded through December 31, 2018.

The Company’s investment in FRBB Stock was $588,150 at December 31, 2018 and 2017.

In 2018, the Company purchased 20 shares of common stock in ACBI at a purchase price of $90,000, for the purpose of obtaining access to correspondent banking services from ABCI’s subsidiary, ACBB. These shares are subject to contractual resale restrictions and considered by management to be restricted and are recorded in the balance sheet at cost.